Share-based payments (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Share options [member]
IfrsStatementLineItems [Line Items]
Outstanding on beginning	35,937,918	59,942,062	101,276,327
Weighted average exercise price, Beginning | $ / shares	$ 1.58	$ 1.04	$ 0.72
Exercised during the year	(14,110,158)	(23,795,083)	(39,100,504)
Weighted average exercise price, Exercised | $ / shares	$ 1.32	$ 0.15	$ 0.21
Forfeited during the year	(8,564)	(209,061)	(2,233,761)
Outstanding on ending	21,819,196	35,937,918	59,942,062
Weighted average exercise price, Ending | $ / shares	$ 1.80	$ 1.58	$ 1.04
Exercisable	21,819,196	35,771,297	53,561,964
Weighted average exercise price, Exercisable | $ / shares	$ 1.80	$ 1.58	$ 0.94
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Outstanding on beginning	59,915,454	66,512,061	72,401,895
Weighted average exercise price, Beginning | $ / shares	$ 7.92	$ 5.66	$ 5.46
Exercised during the year	37,616,075	27,823,420	35,823,472
Weighted average exercise price, Exercised | $ / shares	$ 11.91	$ 11.33	$ 4.97
Vested during the year	(33,525,131)	(29,598,948)	(29,212,440)
Weighted average exercise price, Vested | $ / shares	$ 7.85	$ 6.22	$ 4.45
Forfeited during the year	(10,917,984)	(4,821,079)	(12,500,866)
Outstanding on ending	53,088,414	59,915,454	66,512,061
Weighted average exercise price, Ending | $ / shares	$ 10.54	$ 7.92	$ 5.66